Accounts Receivable, Net - Schedule of Movement of the Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable Allowance For Credit Loss [Line Items]
Balance as of the beginning of the year	$ (151)	$ (64)	$ (53)
Additions charged to bad debt expense	(86)	(87)	(11)
Balance as of the end of the year	$ (237)	$ (151)	$ (64)